Financial Information of Parent Company Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 12,384,303	$ 3,438,370	$ (40,158,654)
Other comprehensive income, net of tax
Unrealized gain (loss) of available-for-sales securities in the subsidiaries, net of tax of $ (18,172,231) and $ (10,490,287) in 2016 and 2017, respectively.	(31,042,912)	(54,516,694)	133,864,495
Foreign currency translation adjustments	11,167,377	(27,222,102)	(5,895,181)
Comprehensive Income (loss) of Acorn International, Inc.	(7,495,689)	(78,330,133)	87,719,533
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	12,384,303	3,438,370	(40,158,654)
Other comprehensive income, net of tax
Unrealized gain (loss) of available-for-sales securities in the subsidiaries, net of tax of $ (18,172,231) and $ (10,490,287) in 2016 and 2017, respectively.	(34,823,436)	(53,999,944)	130,928,599
Foreign currency translation adjustments	14,927,138	(27,715,195)	(2,933,003)
Comprehensive Income (loss) of Acorn International, Inc.	$ (7,511,995)	$ (78,276,769)	$ 87,836,942